Expense Example (Core Allocation Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Core Allocation Trust
Expense Example:
Year 1	$ 98
Year 3	311
Year 5	548
Year 10	1,227
Series II, Core Allocation Trust
Expense Example:
Year 1	118
Year 3	374
Year 5	655
Year 10	1,457
Series NAV, Core Allocation Trust
Expense Example:
Year 1	93
Year 3	296
Year 5	521
Year 10	$ 1,169